Investment in Affiliate	12 Months Ended
Dec. 31, 2015
Investment in Affiliate [Abstract]
Investment in Affiliate
7.      Investment in Affiliate

The following table is a reconciliation of the Company's investment in affiliate as presented on the accompanying consolidated balance sheets:

Balance January 1, 2014	$11,309,375
Equity in net income of affiliate	471,079
Equity in other comprehensive income of affiliate	16,139
Dilution effect	(221,679)
Impairment in investment in affiliate	(8,618,664)
Balance December 31, 2014	$2,956,250
Equity in net income of affiliate	173,002
Net proceeds from sale of investment in affiliate	(2,936,196)
Loss on investment in affiliate, excluding transfer of equity in other
comprehensive loss of affiliate to losses	(193,056)
Balance December 31, 2015	$-

As of December 31, 2014, the Company held 3,437,500 shares or 11.0% of Box Ships' common stock.

In the second quarter of 2015, the Company proceeded with the sale of the total 3,437,500 shares of Box Ships at an average sale price of $0.8542 per share. The net proceeds from the sale of such shares amounted to $2,936,196. A loss on investment in affiliate of $206,835, which consists of the difference between the fair value, as determined by the sale proceeds, and the book value of the shares of Box Ships of $193,056, as well as the previously recognized other comprehensive loss of affiliate of $13,779, was recorded and is included in the 2015 accompanying consolidated statement of comprehensive loss.

Summarized financial information in respect of Box Ships Inc. is set out below:

INCOME STATEMENT DATA	Year ended December 31, 2014
Net revenue	$49,864,674
Operating income	1,966,947
Net income	$2,623,515
BALANCE SHEET DATA	As of December 31, 2014
Total current assets	$22,011,255
Total non-current assets	375,837,950
Total assets	397,849,205
Total current liabilities	140,886,944
Total long-term liabilities	$282,375